Mar. 31, 2020
Value Line Premier Growth Fund, Inc.
Value Line Premier Growth Fund, Inc.

Value Line Premier Growth Fund, Inc.

Supplement dated March 31, 2020 to

Summary Prospectus and Prospectus dated May 1, 2019

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus and Prospectus.

The following changes will take effect for Value Line Premier Growth Fund, Inc. (your “Fund”) on May 1, 2020:

1.       Name Change. Your Fund will change its name to “Value Line Select Growth Fund, Inc.”

2.       Nonfundamental Policy. In connection with the change in your Fund’s name, your Fund will adopt a non-fundamental policy of investing in a more limited number of portfolio holdings, generally consisting of positions in 25 to 50 companies under normal circumstances.

To implement this change:

a.	The “Principal investment strategies of the Fund” section will be revised as follows:

To achieve the Fund’s goal, the Adviser invests at least 80% of the Fund’s net assets in a diversified portfolio of U.S. equity securities with favorable growth prospects. Under normal circumstances, the Adviser expects that the Fund’s portfolio will generally consist of positions in 25 to 50 companies with a large cap bias. The Adviser considers companies with market capitalization of greater than $10 billion to be larger companies. However, the Fund may invest in small, mid or large capitalization companies, including foreign companies. In selecting securities for purchase or sale, the Adviser generally analyzes the issuer of a security using fundamental factors such as growth potential and earnings estimates and quantitative factors such as historical earnings, earnings momentum and price momentum. There are no set limitations of investments according to a company’s size~~,~~ or to a sector weighting ~~or a minimum number of holdings in the Fund’s portfolio~~. The Adviser may sell securities for a variety of reasons, including when a company’s business fundamentals deteriorate or a company’s valuation has become less attractive in relationship to the company’s future growth prospects. Other reasons include to secure gains, limit losses or redeploy assets into more promising investment opportunities.

b.	The following text will be added under the caption “Principal risks of investing in the Fund”:

§	Focused Portfolio Risk. Because the Fund may invest a significant portion of its assets in a small number of securities, the Fund’s net asset value may be more volatile and the Fund’s investments may involve more risk than investing in a fund that holds a greater number of securities.

3.       Institutional Shares. The Fund will begin offering Institutional Class shares to eligible investors. Please consult your financial intermediary or call 1-800-243-2729 (toll free) for more information regarding the share classes available to you.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE